Financial Instruments (Details) - Schedule of Financial Liabilities Based on Contractual Undiscounted Payments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	May 31, 2023
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables	$ 24,804		$ 32,917
Assumed liabilities	46,375	[1]	61,016
Other accounts payables	8,261		7,585
Bank loans (including interest)			18,208	$ 8,500
Lease liabilities (including interest)	16,420		3,441
Financial liabilities	95,860		123,167
Less than one year [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables	24,804		32,917
Assumed liabilities	11,996	[1]	23,708
Other accounts payables	8,261		7,585
Bank loans (including interest)			4,841
Lease liabilities (including interest)	2,918		1,119
Financial liabilities	47,979		70,170
1 to 2 [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables
Assumed liabilities	4,152	[1]	5,030
Other accounts payables
Bank loans (including interest)			4,677
Lease liabilities (including interest)	3,045		907
Financial liabilities	7,197		10,614
2 to 3 [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables
Assumed liabilities	4,261	[1]	4,087
Other accounts payables
Bank loans (including interest)			4,580
Lease liabilities (including interest)	1,689		732
Financial liabilities	5,950		9,399
3 to 5 [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables
Assumed liabilities	7,836	[1]	7,928
Other accounts payables
Bank loans (including interest)			4,111
Lease liabilities (including interest)	2,009		683
Financial liabilities	9,845		12,722
6 and thereafter [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables
Assumed liabilities	18,130	[1]	20,263
Other accounts payables
Bank loans (including interest)
Lease liabilities (including interest)	6,759
Financial liabilities	$ 24,889		$ 20,263

[1]	Due the nature of the account which include infinite payments for royalties and milestones to third parties the assumed liabilities reflect the discounted amount. see Note 18e